Inventories - Details (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) oz t	Dec. 31, 2025 USD ($) oz t
Inventories
Consumable stores	$ 23,827	$ 22,998
Gold in progress and Ore Stockpile	4,093	3,830
Inventories	27,920	26,828
Increase in provision for obsolete stock	$ 0	$ 1,063
Gold, work in progress | oz	3,589	2,262
Ore surface stockpile | t	5,379	26,735
Ore surface stockpile, recoverable gold | oz	400	1,897
Provision for obsolete stock
Inventories
Consumable stores	$ (3,168)	$ (3,168)